REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2024
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

3.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Six Months Ended
	June 30,
	2023	2024
Room revenues	5,507	5,741
Food and beverage revenues	635	656
Others	324	383
Leased and owned hotels revenue	6,466	6,780
Initial one-time license/franchise fee	54	64
On-going management and service/royalty fees	1,232	1,536
Central reservation system usage fees, other system maintenance and support fees	1,152	1,522
Reimbursements for hotel manager fees	600	817
Other fees	372	458
Manachised and franchised hotels revenues	3,410	4,397
Other revenues	134	249
Total revenues	10,010	11,426

Contract Balances

The Group’s contract assets are insignificant at December 31, 2023 and June 30, 2024.

	As of
	December 31,	June 30,
	2023	2024
Current contract liabilities	1,637	1,760
Long-term contract liabilities	1,072	1,182
Total contract liabilities	2,709	2,942

The contract liabilities balances above are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2023 and June 30, 2024. The Group recognized revenues that were previously deferred as contract liabilities of RMB403 and RMB495 during the six months ended June 30, 2023 and 2024, respectively.